ACQUISITIONS AND BUSINESS COMBINATIONS - Completed in 2017, Assets acquired and liabilities assumed (Details) - USD ($) $ in Millions								12 Months Ended
	Dec. 08, 2017	Dec. 07, 2017	Dec. 01, 2017	Oct. 17, 2017	Apr. 10, 2017	Mar. 31, 2017	Mar. 09, 2017	Dec. 31, 2017	Dec. 31, 2016
Manufactured Housing
Disclosure of detailed information about business combination [line items]
Investment properties							$ 2,107
Property, plant and equipment							0
Accounts receivable and other							79
Cash and cash equivalents							16
Intangible assets							0
Total assets							2,202
Non-recourse borrowings							(1,261)
Accounts payable and other							(36)
Deferred income tax liabilities							0
Non-controlling interests							(30)
Net assets acquired							875
Consideration							768
Transaction costs							$ 16
TA Office
Disclosure of detailed information about business combination [line items]
Investment properties						$ 235
Property, plant and equipment						0
Accounts receivable and other						5
Cash and cash equivalents						0
Intangible assets						0
Total assets						240
Non-recourse borrowings						0
Accounts payable and other						(13)
Deferred income tax liabilities						0
Non-controlling interests						0
Net assets acquired						227
Consideration						214
Transaction costs						3
One Post Street
Disclosure of detailed information about business combination [line items]
Investment properties						245
Property, plant and equipment						0
Accounts receivable and other						0
Cash and cash equivalents						4
Intangible assets						0
Total assets						249
Non-recourse borrowings						0
Accounts payable and other						(2)
Deferred income tax liabilities						0
Non-controlling interests						(94)
Net assets acquired						153
Consideration						153
Transaction costs						$ 0
Student Housing
Disclosure of detailed information about business combination [line items]
Investment properties					$ 392
Property, plant and equipment					0
Accounts receivable and other					0
Cash and cash equivalents					0
Intangible assets					0
Total assets					392
Non-recourse borrowings					0
Accounts payable and other					(7)
Deferred income tax liabilities					0
Non-controlling interests					0
Net assets acquired					385
Consideration					358
Transaction costs					$ 6
Mumbai Office Portfolio
Disclosure of detailed information about business combination [line items]
Investment properties		$ 679
Property, plant and equipment		0
Accounts receivable and other		12
Cash and cash equivalents		11
Intangible assets		0
Total assets		702
Non-recourse borrowings		(511)
Accounts payable and other		(44)
Deferred income tax liabilities		(45)
Non-controlling interests		0
Net assets acquired		102
Consideration		102
Transaction costs		$ 0
Houston Center
Disclosure of detailed information about business combination [line items]
Investment properties			$ 825
Property, plant and equipment			0
Accounts receivable and other			22
Cash and cash equivalents			0
Intangible assets			0
Total assets			847
Non-recourse borrowings			0
Accounts payable and other			(28)
Deferred income tax liabilities			0
Non-controlling interests			0
Net assets acquired			819
Consideration			819
Transaction costs			$ 5
Toronto Hotel
Disclosure of detailed information about business combination [line items]
Investment properties				$ 0
Property, plant and equipment				281
Accounts receivable and other				4
Cash and cash equivalents				0
Intangible assets				0
Total assets				285
Non-recourse borrowings				0
Accounts payable and other				0
Deferred income tax liabilities				0
Non-controlling interests				0
Net assets acquired				285
Consideration				270
Transaction costs				$ 11
Towers @ 2nd
Disclosure of detailed information about business combination [line items]
Investment properties	$ 128
Property, plant and equipment	0
Accounts receivable and other	0
Cash and cash equivalents	2
Intangible assets	0
Total assets	130
Non-recourse borrowings	0
Accounts payable and other	(3)
Deferred income tax liabilities	0
Non-controlling interests	0
Net assets acquired	127
Consideration	127
Transaction costs	$ 0
Other
Disclosure of detailed information about business combination [line items]
Investment properties								$ 1,014	$ 1,372
Property, plant and equipment								0	334
Accounts receivable and other								14	9
Cash and cash equivalents								5	8
Intangible assets								0
Total assets								1,033	1,723
Non-recourse borrowings								0	(76)
Accounts payable and other								(3)	(2)
Deferred income tax liabilities								0	0
Non-controlling interests								0	(2)
Net assets acquired								1,030	1,643
Consideration								1,022	1,618
Transaction costs								22	$ 13
2017 Acquisitions
Disclosure of detailed information about business combination [line items]
Investment properties								5,625
Property, plant and equipment								281
Accounts receivable and other								136
Cash and cash equivalents								38
Intangible assets								0
Total assets								6,080
Non-recourse borrowings								(1,772)
Accounts payable and other								(136)
Deferred income tax liabilities								(45)
Non-controlling interests								(124)
Net assets acquired								4,003
Consideration								3,833
Transaction costs								$ 63